Shenkman Capital Short Duration High Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 85.2% (f)	Principal Amount	Fair Value
AEROSPACE & DEFENSE - 2.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	$960,000	$974,412
Bombardier, Inc.
7.13%, 06/15/2026 (a)	2,565,000	2,585,718
7.88%, 04/15/2027 (a)	3,014,000	3,020,293
TransDigm, Inc.
5.50%, 11/15/2027	15,946,000	15,682,162
6.38%, 03/01/2029 (a)	8,041,000	8,068,916
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	6,027,000	6,283,041
		36,614,542

AUTO RETAIL - 2.0%
Asbury Automotive Group, Inc., 4.63%, 11/15/2029 (a)	2,085,000	1,943,189
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	5,265,000	4,915,270
11.50%, 08/15/2029 (a)	1,002,000	1,020,801
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (a)	5,741,000	5,379,172
Lithia Motors, Inc., 4.63%, 12/15/2027 (a)	7,670,000	7,426,831
Penske Automotive Group, Inc., 3.50%, 09/01/2025	12,118,000	11,989,802
		32,675,065

AUTOMOTIVE - 6.9%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	9,532,000	9,398,671
7.00%, 04/15/2028 (a)	3,035,000	3,073,375
Allison Transmission, Inc., 4.75%, 10/01/2027 (a)	7,389,000	7,165,554
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	12,662,000	12,572,114
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (a)	7,877,000	7,893,784
8.50%, 05/15/2027 (a)	13,543,000	13,586,744
Dana, Inc.
5.38%, 11/15/2027	8,296,000	8,217,502
5.63%, 06/15/2028	1,193,000	1,177,710
Ford Motor Co., 9.63%, 04/22/2030	1,956,000	2,258,265
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,955,000	3,894,764
7.45% (SOFR + 2.95%), 03/06/2026	3,675,000	3,747,006
6.95%, 06/10/2026	6,162,000	6,305,087
3.82%, 11/02/2027	1,005,000	963,277
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	6,408,000	6,453,564
5.00%, 05/31/2026	7,622,000	7,507,826
IHO Verwaltungs GmbH, 7.75% (includes 8.50% PIK), 11/15/2030 (a)	1,984,000	1,983,050
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025 (a)	5,576,000	5,578,243
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	1,744,000	1,649,979
Phinia, Inc., 6.75%, 04/15/2029 (a)	2,060,000	2,103,784
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	1,464,000	1,321,830
ZF North America Capital, Inc.
4.75%, 04/29/2025 (a)	3,790,000	3,774,949
6.88%, 04/14/2028 (a)	2,775,000	2,769,715
		113,396,793

BUILDING PRODUCTS - 2.2%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028 (a)	3,618,000	3,861,213
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	6,738,000	6,880,192
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030 (a)	3,463,000	3,648,935
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	9,483,000	9,399,662
6.63%, 06/15/2029 (a)	2,919,000	2,958,492
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (a)	1,439,000	1,465,170
Standard Industries, Inc./NY, 5.00%, 02/15/2027 (a)	8,157,000	7,989,197
		36,202,861

CHEMICALS - 1.9%
Consolidated Energy Finance SA, 6.50%, 05/15/2026 (a)	890,000	876,900
INEOS Finance PLC
6.75%, 05/15/2028 (a)	3,202,000	3,236,639
7.50%, 04/15/2029 (a)	1,072,000	1,098,724
Methanex Corp., 5.13%, 10/15/2027	1,981,000	1,940,123
NOVA Chemicals Corp., 5.25%, 06/01/2027 (a)	4,468,000	4,344,970
Olympus Water US Holding Corp.
7.13%, 10/01/2027 (a)	3,162,000	3,221,338
9.75%, 11/15/2028 (a)	5,401,000	5,737,300
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	4,584,000	4,317,412
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (a)	2,910,000	2,853,365
SNF Group SACA, 3.13%, 03/15/2027 (a)	1,085,000	1,026,897
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.38%, 09/01/2025 (a)	1,018,000	1,013,546
WR Grace Holdings LLC, 4.88%, 06/15/2027 (a)	1,000,000	970,307
		30,637,521

COMMERCIAL SERVICES - 2.6%
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	2,446,000	2,379,093
Brink's Co.
4.63%, 10/15/2027 (a)	2,458,000	2,386,825
6.50%, 06/15/2029 (a)	1,000,000	1,014,265
Camelot Finance SA, 4.50%, 11/01/2026 (a)	9,268,000	9,013,369
Clarivate Science Holdings Corp., 3.88%, 07/01/2028 (a)	1,848,000	1,722,996
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	2,037,000	1,906,141
Garda World Security Corp.
4.63%, 02/15/2027 (a)	644,000	626,063
7.75%, 02/15/2028 (a)	3,107,000	3,208,421
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	12,234,000	11,937,371
5.00%, 07/15/2028 (a)	1,000,000	967,457
7.00%, 02/15/2029 (a)	1,504,000	1,537,858
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	6,727,000	6,668,756
		43,368,615

CONSTRUCTION & ENGINEERING - 0.9%
Pike Corp., 5.50%, 09/01/2028 (a)	2,975,000	2,863,412
Williams Scotsman, Inc.
6.13%, 06/15/2025 (a)	8,333,000	8,329,709
6.63%, 06/15/2029 (a)	3,029,000	3,067,850
		14,260,971

ENVIRONMENTAL & FACILITIES SERVICES - 1.3%
GFL Environmental, Inc.
3.75%, 08/01/2025 (a)	12,656,000	12,548,156
5.13%, 12/15/2026 (a)	7,045,000	7,013,205
4.00%, 08/01/2028 (a)	2,094,000	1,984,549
		21,545,910

FINANCIALS: CONSUMER FINANCE - 3.7%
Ally Financial, Inc.
7.10%, 11/15/2027	3,054,000	3,223,708
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,456,000	1,517,838
goeasy Ltd.
4.38%, 05/01/2026 (a)	5,663,000	5,618,124
9.25%, 12/01/2028 (a)	4,650,000	4,960,474
7.63%, 07/01/2029 (a)	3,325,000	3,400,182
6.88%, 05/15/2030 (a)	2,154,000	2,174,193
Navient Corp.
6.75%, 06/25/2025	9,082,000	9,097,439
6.75%, 06/15/2026	1,617,000	1,638,490
5.00%, 03/15/2027	5,050,000	4,953,459
4.88%, 03/15/2028	1,731,000	1,652,932
OneMain Finance Corp.
7.13%, 03/15/2026	7,515,000	7,655,621
3.50%, 01/15/2027	1,381,000	1,318,376
6.63%, 01/15/2028	1,582,000	1,602,819
9.00%, 01/15/2029	981,000	1,042,017
6.63%, 05/15/2029	3,261,000	3,305,675
7.88%, 03/15/2030	2,507,000	2,617,715
SLM Corp., 3.13%, 11/02/2026	5,285,000	5,048,373
		60,827,435

FINANCIALS: DIVERSIFIED - 1.7%
Block, Inc., 2.75%, 06/01/2026	4,154,000	4,005,967
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	2,480,000	2,626,213
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	11,487,000	12,046,412
6.40%, 03/26/2029 (a)	1,090,000	1,124,162
8.13%, 03/30/2029 (a)	2,587,000	2,744,442
5.15%, 03/17/2030 (a)	2,265,000	2,218,992
Starwood Property Trust, Inc., 3.63%, 07/15/2026 (a)	2,809,000	2,713,185
		27,479,373

FINANCIALS: INSURANCE - 0.7%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	1,000,000	1,036,516
8.50%, 06/15/2029 (a)	1,636,000	1,712,853
AmWINS Group, Inc., 6.38%, 02/15/2029 (a)	3,980,000	4,006,894
AssuredPartners, Inc., 5.63%, 01/15/2029 (a)	1,123,000	1,136,696
HUB International Ltd., 5.63%, 12/01/2029 (a)	4,470,000	4,339,348
		12,232,307

FINANCIALS: THRIFTS & MORTGAGES - 3.3%
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	1,735,000	1,792,181
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)	8,173,000	8,123,313
6.00%, 01/15/2027 (a)	7,406,000	7,372,783
6.50%, 08/01/2029 (a)	3,344,000	3,341,796
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	9,158,000	9,139,166
7.88%, 12/15/2029 (a)	1,195,000	1,253,134
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (a)	13,972,000	13,267,067
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	5,000,000	4,979,026
5.75%, 06/15/2027 (a)	2,737,000	2,705,577
UWM Holdings LLC, 6.63%, 02/01/2030 (a)	2,217,000	2,205,421
		54,179,464

FOOD & BEVERAGE - 1.0%
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	1,019,000	1,080,159
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (a)	1,652,000	1,710,373
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	5,702,000	5,637,645
Post Holdings, Inc., 5.50%, 12/15/2029 (a)	4,267,000	4,133,503
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	3,201,000	3,181,004
		15,742,684

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.4%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	2,417,000	2,445,506
Teleflex, Inc., 4.25%, 06/01/2028 (a)	4,518,000	4,310,579
		6,756,085

HEALTHCARE: FACILITIES - 4.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (a)	4,980,000	4,778,194
5.00%, 04/15/2029 (a)	926,000	867,197
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	2,679,000	2,604,085
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (a)	17,676,000	16,983,675
6.00%, 01/15/2029 (a)	1,487,000	1,333,083
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	9,271,000	9,840,768
LifePoint Health, Inc., 4.38%, 02/15/2027 (a)	2,576,000	2,470,874
Option Care Health, Inc., 4.38%, 10/31/2029 (a)	3,181,000	2,936,570
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	3,204,000	3,120,360
Tenet Healthcare Corp.
6.25%, 02/01/2027	24,925,000	24,925,421
5.13%, 11/01/2027	5,212,000	5,108,663
		74,968,890

HEALTHCARE: LIFE SCIENCES - 1.8%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	1,113,000	1,063,298
IQVIA, Inc.
5.00%, 10/15/2026 (a)	22,510,000	22,226,268
5.00%, 05/15/2027 (a)	6,925,000	6,822,730
		30,112,296

HEALTHCARE: PHARMA & BIOTECH - 1.4%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (a)	2,751,000	2,687,448
9.00%, 12/15/2025 (a)	3,515,000	3,417,933
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	16,827,000	16,183,567
		22,288,948

HEALTHCARE: REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	8,086,000	7,447,025
5.00%, 10/15/2027	19,000	16,042
		7,463,067

INDUSTRIAL MACHINERY - 1.9%
Enpro, Inc., 5.75%, 10/15/2026	5,066,000	5,058,502
Esab Corp., 6.25%, 04/15/2029 (a)	1,813,000	1,837,819
Madison IAQ LLC, 4.13%, 06/30/2028 (a)	7,167,000	6,790,506
Regal Rexnord Corp., 6.05%, 02/15/2026	7,441,000	7,511,849
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	4,541,000	4,449,129
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	2,362,000	2,310,531
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)	2,700,000	2,739,461
		30,697,797

LEISURE: CASINOS & GAMING - 7.1%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (a)	8,393,000	8,655,554
Boyd Gaming Corp., 4.75%, 12/01/2027	5,368,000	5,199,813
Caesars Entertainment, Inc.
8.13%, 07/01/2027 (a)	8,792,000	8,887,107
4.63%, 10/15/2029 (a)	2,749,000	2,575,986
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	14,372,000	14,229,986
4.75%, 01/15/2028 (a)	2,177,000	2,101,553
Great Canadian Gaming Corp., 8.75%, 11/15/2029 (a)	2,069,000	2,119,875
International Game Technology PLC
4.13%, 04/15/2026 (a)	19,950,000	19,671,618
6.25%, 01/15/2027 (a)	11,350,000	11,430,165
Light & Wonder International, Inc.
7.00%, 05/15/2028 (a)	14,651,000	14,693,842
7.25%, 11/15/2029 (a)	3,081,000	3,147,417
MGM Resorts International, 4.75%, 10/15/2028	4,424,000	4,239,483
Penn Entertainment, Inc., 5.63%, 01/15/2027 (a)	7,521,000	7,409,169
Station Casinos LLC, 4.50%, 02/15/2028 (a)	4,766,000	4,525,761
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025 (a)	5,805,000	5,790,497
3.75%, 02/15/2027 (a)	1,255,000	1,219,273
		115,897,099

LEISURE: HOTELS - 7.4%
Carnival Corp.
5.75%, 03/01/2027 (a)	2,766,000	2,761,932
7.88%, 06/01/2027	1,180,000	1,234,732
7.00%, 08/15/2029 (a)	5,757,000	5,992,743
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (a)	18,132,000	19,330,827
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 04/15/2027	2,855,000	2,826,662
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	1,654,000	1,590,475
4.50%, 06/15/2029 (a)	1,908,000	1,782,253
NCL Corp. Ltd.
5.88%, 02/15/2027 (a)	3,270,000	3,262,161
8.38%, 02/01/2028 (a)	2,044,000	2,138,743
8.13%, 01/15/2029 (a)	880,000	927,992
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028 (a)	5,770,000	5,650,610
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	7,111,000	6,883,840
7.25%, 07/15/2028 (a)	3,031,000	3,127,646
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (a)	12,676,000	12,337,961
Royal Caribbean Cruises Ltd.
5.50%, 08/31/2026 (a)	8,099,000	8,096,944
5.38%, 07/15/2027 (a)	7,328,000	7,287,681
Sabre GLBL, Inc.
8.63%, 06/01/2027 (a)	2,361,000	2,330,902
10.75%, 11/15/2029 (a)	4,192,000	4,340,363
Service Properties Trust
5.25%, 02/15/2026	5,242,000	5,101,796
4.75%, 10/01/2026	687,000	650,593
5.50%, 12/15/2027	1,421,000	1,335,441
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (a)	2,681,000	2,687,501
Travel + Leisure Co.
6.60%, 10/01/2025 (e)	3,498,000	3,513,157
6.63%, 07/31/2026 (a)	9,610,000	9,719,539
6.00%, 04/01/2027 (e)	1,435,000	1,436,282
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	1,873,000	1,865,058
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	3,588,000	3,425,232
		121,639,066

LEISURE: RESTAURANTS - 0.7%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	3,506,000	3,352,012
CEC Entertainment LLC, 6.75%, 05/01/2026 (a)	7,405,000	7,354,927
		10,706,939

MEDIA: BROADCASTING - 3.7%
Graham Holdings Co., 5.75%, 06/01/2026 (a)	4,145,000	4,132,004
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	8,365,000	8,167,927
Sirius XM Radio LLC
3.13%, 09/01/2026 (a)	12,260,000	11,787,395
5.00%, 08/01/2027 (a)	14,843,000	14,447,735
4.00%, 07/15/2028 (a)	1,900,000	1,752,668
TEGNA, Inc.
4.75%, 03/15/2026 (a)	3,590,000	3,552,557
4.63%, 03/15/2028	6,727,000	6,382,260
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	10,936,000	10,904,802
		61,127,348

MEDIA: CABLE & SATELLITE - 2.5%
C&W Senior Finance Ltd., 6.88%, 09/15/2027 (a)	7,681,000	7,620,451
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	11,036,000	11,013,787
5.13%, 05/01/2027 (a)	11,436,000	11,246,907
5.00%, 02/01/2028 (a)	2,730,000	2,633,737
Connect Finco Sarl / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	4,278,000	3,901,769
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	2,611,000	2,546,675
Viasat, Inc., 5.63%, 09/15/2025 (a)	2,418,000	2,404,181
		41,367,507

MEDIA: DIVERSIFIED - 1.8%
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	7,316,000	7,081,918
4.63%, 06/01/2028 (a)	1,782,000	1,698,521
5.63%, 02/15/2029 (a)	1,014,000	985,554
McGraw-Hill Education, Inc., 5.75%, 08/01/2028 (a)	6,917,000	6,761,251
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	2,570,000	2,393,258
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	9,221,000	8,980,677
4.25%, 01/15/2029 (a)	1,446,000	1,346,579
		29,247,758

MEDIA: ENTERTAINMENT - 1.1%
Live Nation Entertainment, Inc.
5.63%, 03/15/2026 (a)	9,423,000	9,457,083
6.50%, 05/15/2027 (a)	500,000	505,947
4.75%, 10/15/2027 (a)	6,479,000	6,269,503
Playtika Holding Corp., 4.25%, 03/15/2029 (a)	1,660,000	1,511,088
		17,743,621

METALS & MINING - 0.7%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	4,453,000	4,472,570
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	1,735,000	1,718,379
Novelis Corp., 3.25%, 11/15/2026 (a)	5,575,000	5,315,180
		11,506,129

MIDSTREAM: STORAGE & TRANSPORT - 3.2%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (a)	2,400,000	2,453,730
Buckeye Partners LP, 3.95%, 12/01/2026	4,949,000	4,782,048
EQM Midstream Partners LP
7.50%, 06/01/2027 (a)	7,341,000	7,491,172
6.38%, 04/01/2029 (a)	256,000	257,030
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	540,000	549,922
NuStar Logistics LP, 5.75%, 10/01/2025	9,099,000	9,127,123
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	1,440,000	1,494,943
Sunoco LP, 7.00%, 05/01/2029 (a)	3,472,000	3,567,158
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,341,000	2,338,067
7.00%, 09/15/2028 (a)	9,279,000	9,500,198
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	5,542,000	5,769,515
9.50%, 02/01/2029 (a)	4,896,000	5,414,442
		52,745,348

PACKAGING - 1.9%
Berry Global, Inc.
4.50%, 02/15/2026 (a)	7,539,000	7,436,163
4.88%, 07/15/2026 (a)	5,000,000	4,983,860
5.63%, 07/15/2027 (a)	55,000	54,964
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	8,670,000	8,571,742
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	2,293,000	2,361,742
Magnera Corp., 4.75%, 11/15/2029 (a)	1,934,000	1,719,901
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	4,940,000	5,046,012
9.25%, 04/15/2027 (a)	1,288,000	1,308,971
		31,483,355

REAL ESTATE: HOMEBUILDING - 0.5%
LGI Homes, Inc., 8.75%, 12/15/2028 (a)	800,000	839,842
M/I Homes, Inc., 4.95%, 02/01/2028	1,409,000	1,368,492
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (a)	1,189,000	1,198,994
5.75%, 01/15/2028 (a)	890,000	884,833
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,334,000	3,279,885
		7,572,046

REAL ESTATE: MANAGEMENT - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)	2,836,000	2,841,228

REITs - 0.1%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (a)	2,642,000	2,413,642

RETAIL: FOOD & DRUG - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (a)	3,565,000	3,481,109
7.50%, 03/15/2026 (a)	6,468,000	6,499,145
4.63%, 01/15/2027 (a)	2,325,000	2,278,147
6.50%, 02/15/2028 (a)	5,260,000	5,330,416
US Foods, Inc., 6.88%, 09/15/2028 (a)	3,278,000	3,357,977
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	1,187,000	1,150,680
		22,097,474

RETAILING - 1.1%
Bath & Body Works, Inc., 9.38%, 07/01/2025 (a)	6,442,000	6,558,884
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (a)	5,033,000	4,832,039
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	4,716,000	4,454,995
7.75%, 02/15/2029 (a)	1,700,000	1,645,389
Wayfair LLC, 7.25%, 10/31/2029 (a)	1,264,000	1,266,527
		18,757,834

TECHNOLOGY HARDWARE - 1.6%
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	3,242,000	3,121,073
Seagate HDD Cayman, 8.25%, 12/15/2029	8,523,000	9,089,035
Western Digital Corp., 4.75%, 02/15/2026	14,347,000	14,221,104
		26,431,212

TECHNOLOGY: SOFTWARE & SERVICES - 3.3%
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	2,821,000	2,772,445
9.00%, 09/30/2029 (a)	4,294,000	4,365,039
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	6,557,000	6,510,400
6.50%, 10/15/2028 (a)	2,294,000	2,277,418
Elastic NV, 4.13%, 07/15/2029 (a)	1,165,000	1,081,145
Fair Isaac Corp., 4.00%, 06/15/2028 (a)	2,000,000	1,888,942
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	11,994,000	12,185,174
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027 (a)	4,460,000	4,384,867
Open Text Corp., 6.90%, 12/01/2027 (a)	8,475,000	8,765,014
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (a)	10,719,000	10,567,599
		54,798,043

TELECOM SERVICES: DIVERSIFIED - 2.2%
Altice France SA, 8.13%, 02/01/2027 (a)	2,070,000	1,680,500
Cogent Communications Group LLC, 3.50%, 05/01/2026 (a)	6,857,000	6,644,516
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	2,288,000	2,206,906
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,420,000	1,416,592
5.00%, 05/01/2028 (a)	2,415,000	2,363,478
8.75%, 05/15/2030 (a)	2,700,000	2,855,815
Iliad Holding SASU, 7.00%, 10/15/2028 (a)	5,439,000	5,516,318
SBA Communications Corp., 3.88%, 02/15/2027	3,327,000	3,192,124
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	6,232,000	6,651,510
Ziggo Bond Co. BV, 6.00%, 01/15/2027 (a)	2,710,000	2,690,374
		35,218,133

TRANSPORTATION - 1.0%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	3,543,500	3,568,386
RXO, Inc., 7.50%, 11/15/2027 (a)	2,247,000	2,314,973
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)	4,308,000	4,388,792
XPO, Inc., 6.25%, 06/01/2028 (a)	6,124,000	6,172,943
		16,445,094

UTILITIES: POWER - 1.5%
Calpine Corp., 4.50%, 02/15/2028 (a)	2,579,000	2,475,631
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	6,639,000	6,623,533
5.63%, 02/15/2027 (a)	10,641,000	10,630,348
5.00%, 07/31/2027 (a)	5,520,000	5,420,770
		25,150,282

UTILITIES: PROPANE - 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	5,831,000	5,801,650
5.88%, 08/20/2026	6,978,000	6,732,074
5.75%, 05/20/2027	4,548,000	4,227,442
9.38%, 06/01/2028 (a)	1,085,000	1,044,874
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,177,000	1,172,219
		18,978,259
TOTAL CORPORATE BONDS (Cost $1,389,979,624)		1,395,618,041

BANK LOANS - 8.1%
AEROSPACE & DEFENSE - 0.3%
TransDigm, Inc., Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 08/24/2028	4,918,975	4,940,250

AUTO RETAIL - 0.0%(b)
LS Group OpCo Acquistion LLC, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 04/23/2031	9,375	9,375

AUTOMOTIVE - 0.3%
First Brands Group LLC, Senior Secured First Lien
10.11% (3 mo. SOFR US + 5.00%), 03/30/2027	2,819,193	2,654,749
10.11% (3 mo. SOFR US + 5.00%), 03/30/2027	1,672,186	1,570,818
		4,225,567

BUILDING PRODUCTS - 0.1%
Standard Industries, Inc./NY, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 1.75%), 09/22/2028	1,012,395	1,016,136

COMMERCIAL SERVICES - 1.0%
AlixPartners LLP, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 2.50%), 02/04/2028	4,550,700	4,574,091
Ascensus Group Holdings, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 08/02/2028	4,052,075	4,092,595
Dun & Bradstreet Corp., Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.25%), 01/18/2029	4,729,088	4,737,955
Garda World Security Corp., Senior Secured First Lien, 7.90% (1 mo. SOFR US + 3.50%), 02/01/2029	3,181,342	3,199,253
		16,603,894

ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Reworld Holding Corp., Senior Secured First Lien
6.70% (1 mo. SOFR US + 2.25%), 11/30/2028	1,998,478	2,004,303
6.70% (1 mo. SOFR US + 2.25%), 11/30/2028	153,145	153,592
		2,157,895

FINANCIALS: DIVERSIFIED - 0.2%
Corp. Service Co., Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.50%), 11/03/2027	1,064,462	1,064,462
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.61% (1 mo. SOFR US + 5.25%), 10/06/2028	1,700,000	1,717,535
		2,781,997

FINANCIALS: INSURANCE - 0.9%
Acrisure LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 02/15/2027	9,493,260	9,525,158
Asurion LLC, Senior Secured First Lien
7.84% (1 mo. SOFR US + 3.25%), 12/23/2026	2,969,229	2,970,609
7.84% (1 mo. SOFR US + 3.25%), 07/30/2027	1,806,320	1,804,487
8.56% (1 mo. SOFR US + 4.00%), 08/21/2028	1,090,460	1,088,983
		15,389,237

FOOD & BEVERAGE - 0.3%
Delivery Hero Finco LLC, Senior Secured First Lien, 9.52% (3 mo. SOFR US + 5.00%), 12/12/2029	4,358,294	4,389,172

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.4%
Medline Borrower LP, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/23/2028	3,615,356	3,632,204
Waystar Technologies, Inc., Senior Secured First Lien, 6.77% (1 mo. Term SOFR + 2.25%), 10/22/2029	2,631,327	2,646,680
		6,278,884

HEALTHCARE: FACILITIES - 0.3%
Global Medical Response, Inc., Senior Secured First Lien, 9.11% (includes 0.75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028	2,243,538	2,254,060
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.09% (1 mo. SOFR US + 2.75%), 12/19/2030	2,370,090	2,391,397
		4,645,457

HEALTHCARE: PHARMA & BIOTECH - 0.5%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.40% (1 mo. Term SOFR + 1.75%), 08/02/2027	2,093,370	2,093,287
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 05/05/2028	6,331,128	6,354,869
		8,448,156

INDUSTRIAL MACHINERY - 0.2%
Vertiv Group Corp., Senior Secured First Lien, 6.19% (1 mo. SOFR US + 1.75%), 03/02/2027	3,693,621	3,702,855

LEISURE: HOTELS - 0.2%
Carnival Corp., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 10/18/2028	1,796,992	1,812,159
Sabre GLBL, Inc., Senior Secured First Lien
8.92% (1 mo. Term SOFR + 4.25%), 06/30/2028	145,481	142,026
9.56% (1 mo. SOFR US + 5.00%), 06/30/2028	53,782	52,673
10.61% (1 mo. Term SOFR + 6.00%), 11/15/2029	1,118,570	1,115,773
		3,122,631

LEISURE: RESTAURANTS - 0.7%
IRB Holding Corp., Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 12/15/2027	12,278,077	12,305,396

MEDIA: ENTERTAINMENT - 0.9%
Live Nation Entertainment, Inc., Senior Secured First Lien, 6.45% (1 mo. Term SOFR + 1.75%), 10/19/2026	2,082,505	2,084,067
Playtika Holding Corp., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.75%), 03/13/2028	5,650,765	5,674,612
William Morris Endeavor Entertainment LLC, Senior Secured First Lien
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	4,231,901	4,247,242
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	2,013,403	2,020,701
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	386,322	387,723
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	183,801	184,467
		14,598,812

RETAILING - 0.1%
PetSmart LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/14/2028	2,467,392	2,462,248

TECHNOLOGY: SOFTWARE & SERVICES - 1.3%
AthenaHealth Group, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 02/15/2029	2,990,702	3,004,056
Cloud Software Group, Inc., Senior Secured First Lien
7.83% (3 mo. SOFR US + 3.50%), 03/29/2029	2,226,419	2,235,781
7.83% (1 mo. SOFR US + 3.50%), 03/29/2029	5,580	5,603
MH Sub I LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.25%), 05/03/2028	5,674,969	5,684,332
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	8,747,314	8,774,125
RealPage, Inc., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.00%), 04/24/2028	1,048,473	1,047,938
		20,751,835

TELECOM SERVICES: DIVERSIFIED - 0.1%
Frontier Communications Holdings LLC, Senior Secured First Lien, 8.76% (3 mo. SOFR US + 3.50%), 07/01/2031	1,475,125	1,495,408

TRANSPORTATION - 0.2%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 9.89% (3 mo. SOFR US + 4.75%), 04/20/2028	3,910,115	4,020,752
TOTAL BANK LOANS (Cost $132,725,196)		133,345,957

CONVERTIBLE BONDS - 1.1% (f)
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.1%
Teladoc Health, Inc., 1.25%, 06/01/2027	2,051,000	1,800,778

LEISURE: HOTELS - 0.4%
Marriott Vacations Worldwide Corp., 6.09%, 01/15/2026 (c)	3,135,000	2,995,806
Sabre GLBL, Inc., 4.00%, 04/15/2025	2,613,000	2,569,806
		5,565,612

RETAILING - 0.1%
Wayfair, Inc., 1.00%, 08/15/2026	2,376,000	2,205,284

TECHNOLOGY: SOFTWARE & SERVICES - 0.5%
DigitalOcean Holdings, Inc., 8.11%, 12/01/2026 (c)	9,522,000	8,498,385
TOTAL CONVERTIBLE BONDS (Cost $17,714,216)		18,070,059

SHORT-TERM INVESTMENTS - 3.8% (f)
Money Market Funds - 3.8%	Shares
First American Government Obligations Fund - Class X, 4.41% (d)	61,704,011	61,704,011
TOTAL SHORT-TERM INVESTMENTS (Cost $61,704,011)		61,704,011

TOTAL INVESTMENTS - 98.2% (Cost $1,602,123,047)		1,608,738,068
Other Assets in Excess of Liabilities - 1.8%		29,721,829
TOTAL NET ASSETS - 100.0%		$1,638,459,897
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

BV - Besloten Vennootschap
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SASU - Société par Actions Simplifiiée
SCA - Svenska Cellulosa Aktiebolaget
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,079,617,458 or 65.9% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments. Rate shown is the weighted average amortized yield as of December 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter.
(f)	All or a portion is posted as collateral for delayed settlement securities.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Shenkman Capital Short Duration High Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$1,395,618,041	$–	$1,395,618,041
Bank Loans	–	133,345,957	–	133,345,957
Convertible Bonds	–	18,070,059	–	18,070,059
Money Market Funds	61,704,011	–	–	61,704,011
Total Investments	$61,704,011	$1,547,034,057	$–	$1,608,738,068

Refer to the Schedule of Investments for further disaggregation of investment categories.